Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Wells Fargo Advantage Conservative Income Fund), Institutional Class)	0 Months Ended
	Jun. 01, 2013
(Wells Fargo Advantage Conservative Income Fund) | Institutional Class
Operating Expenses:
Management Fees	0.20%
Distribution (12b-1) Fees	none
Other Expenses	0.20%	[1]
Total Annual Fund Operating Expenses	0.40%
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	0.27%	[2]

[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has committed through December 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.